CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100	100
Common stock, shares issued (in shares)	100	100
Common stock, shares outstanding (in shares)	100	100
HZO, Inc. and Subsidiaries
Allowance for credit losses	$ 0	$ 5,447	$ 191,833
Preferred stock, Par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized (in shares)	49,086,791,753	49,086,791,753	4,367,599,785
Preferred stock, Issued (in shares)	28,014,564,020	28,014,564,020	4,119,991,396
Preferred stock, Outstanding (in shares)	28,014,564,020	28,014,564,020	4,119,991,396
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	33,588,600,000	33,588,600,000	4,894,994,847
Common stock, shares issued (in shares)	44,824,953	44,824,953	56,438,694
Common stock, shares outstanding (in shares)	44,824,953	44,824,953	56,438,694